Gain (loss) on financial instruments, net - Schedule of Gain or Loss on Financial Instrument Recognized in the Consolidated Statements of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total realized gain (loss) on financial instruments	$ 6,674	$ (72)	$ (32)
Total unrealized gain (loss) on financial instruments	1,557	(411)	(13)
Total gain (loss) on financial instruments, net	8,231	(483)	(45)
Loans | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Total realized gain (loss) on financial instruments	105	0	24
Loans | FVTPL
Disclosure of detailed information about financial instruments [line items]
Total realized gain (loss) on financial instruments	1,777	251	0
Loans | FVOCI
Disclosure of detailed information about financial instruments [line items]
Total realized gain (loss) on financial instruments	765	69	0
Investment Securities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Total realized gain (loss) on financial instruments	(541)	0	(3,882)
Investment Securities | FVTPL
Disclosure of detailed information about financial instruments [line items]
Total realized gain (loss) on financial instruments	(220)	63	2,325
Investment Securities | FVOCI
Disclosure of detailed information about financial instruments [line items]
Total realized gain (loss) on financial instruments	2,392	0	0
Trading derivatives
Disclosure of detailed information about financial instruments [line items]
Total realized gain (loss) on financial instruments	3	0	0
Total unrealized gain (loss) on financial instruments	1,134	0	0
Other financial instruments
Disclosure of detailed information about financial instruments [line items]
Total realized gain (loss) on financial instruments	2,393	(455)	1,501
Total unrealized gain (loss) on financial instruments	$ 423	$ (411)	$ (13)